Document and Entity Information	Oct. 21, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001598646
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 21, 2025
Entity Registrant Name	Minerva Neurosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-36517
Entity Tax Identification Number	26-0784194
Entity Address, Address Line One	1500 District Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(617)
Local Phone Number	600-7373
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NERV
Entity Emerging Growth Company	false